CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 32,022	$ 48,144		$ 35,774
Marketable securities	0	23,998
Accounts receivable, including due from related party of $0 and $63, respectively	184	818
Grants receivable	8,792	8,116		605
Inventories	9,444	5,122		771
Prepaid expenses and other current assets	12,347	6,677		2,929
Total current assets	62,789	92,875		40,079
Property and equipment, net	58,144	46,895		12,818
Operating lease right-of-us assets	2,023	2,167		2,561
Intangible assets, net	16,247	17,947		20,214	$ 21,347
Other assets, including due from related party of $4,026 and $3,853, respectively	9,051	3,959		3,294
Total assets	148,254	163,843		78,966
Current liabilities:
Accounts payable, including due to related party of $93 and $66, respectively	10,675	8,322		3,916
Accrued expenses and other current liabilities, including due to related party of $109 and $2,931 respectively	20,312	7,320		7,002
Deferred income	34,193	624		52
Operating lease liabilities	474	421		386
Notes payable	1,419	254		192
Warrant liabilities	17,457	581		653
Tranche rights liability				310
Total current liabilities	84,530	17,522		12,511
Deferred income	8,711	8,276		29
Operating lease liabilities	1,592	1,780		2,191
Notes payable, including due to related party of $18,396 and $0, respectively	36,394	34,002		3,702
Warrant liability		11,518		15,343
Other long-term liabilities, including due to related party of $2,040 and $7,457, respectively	5,202	11,729		10,361
Total liabilities	136,429	84,827		44,137
Commitments and contingencies (Note 19)
Stockholders' deficit:
Common stock, $0.0001 par value - 48,595,723 and 44,217,112 shares authorized at December 31, 2020 and 2019, respectively; 2,155,490 and 2,144,651 shares issued and outstanding at December 31, 2020 and 2019, respectively	1	1		1
Additional paid-in capital	(111,141)	23,907		26,248
Accumulated other comprehensive income	372	938		111
Accumulated deficit	(246,124)	(171,784)		(145,423)
Total stockholders' deficit	(356,892)	(146,938)	$ (134,274)	(119,063)		$ (111,413)
Total liabilities, noncontrolling interest, redeemable convertible preferred stock and stockholders' deficit	148,254	163,843		78,966
Noncontrolling Interest
Redeemable convertible preferred stock, $0.0001 par value - authorized 19,957,625 and 19,004,145 shares at December 31, 2020 and 2019, respectively
Redeemable convertible preferred stock	12,021	12,429	11,788
Series A-1
Redeemable convertible preferred stock, $0.0001 par value - authorized 19,957,625 and 19,004,145 shares at December 31, 2020 and 2019, respectively
Redeemable convertible preferred stock	7,113	6,176	6,176	6,176		6,176
Series A-2
Redeemable convertible preferred stock, $0.0001 par value - authorized 19,957,625 and 19,004,145 shares at December 31, 2020 and 2019, respectively
Redeemable convertible preferred stock	3,033	3,033	3,033	3,033		3,033
Series A-3
Redeemable convertible preferred stock, $0.0001 par value - authorized 19,957,625 and 19,004,145 shares at December 31, 2020 and 2019, respectively
Redeemable convertible preferred stock	7,460	4,463	4,463	4,463		4,463
Series A-4
Redeemable convertible preferred stock, $0.0001 par value - authorized 19,957,625 and 19,004,145 shares at December 31, 2020 and 2019, respectively
Redeemable convertible preferred stock	2,602	2,602	2,466	2,466		2,466
Series A-5
Redeemable convertible preferred stock, $0.0001 par value - authorized 19,957,625 and 19,004,145 shares at December 31, 2020 and 2019, respectively
Redeemable convertible preferred stock	49,151	24,991	24,645	24,536		27,719
Series Growth
Redeemable convertible preferred stock, $0.0001 par value - authorized 19,957,625 and 19,004,145 shares at December 31, 2020 and 2019, respectively
Redeemable convertible preferred stock	63,381	32,763	32,198	31,500		35,587
Series 2 Growth
Redeemable convertible preferred stock, $0.0001 par value - authorized 19,957,625 and 19,004,145 shares at December 31, 2020 and 2019, respectively
Redeemable convertible preferred stock	59,223	30,684	30,370	30,370		$ 22,024
Series 3 Growth
Redeemable convertible preferred stock, $0.0001 par value - authorized 19,957,625 and 19,004,145 shares at December 31, 2020 and 2019, respectively
Redeemable convertible preferred stock	$ 164,733	$ 108,813	$ 105,234	$ 51,348